Share Capital, Warrants and Options (Details Narrative)						9 Months Ended		12 Months Ended
	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 13, 2020 CAD ($) $ / shares shares	Dec. 18, 2019 CAD ($) $ / shares shares	Dec. 09, 2019 CAD ($) shares	Oct. 04, 2019 shares	Sep. 30, 2020 CAD ($) Option Int $ / shares shares	Sep. 30, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) Option shares	Dec. 31, 2018 shares
Issue of Equity [Line items]
Expected dividend yield						0.00%
Risk-free interest rate
Expected volatility
Eligible exploration expenditures | $						$ 38,806,000		$ 38,633,000
Transfer to deficit for expired options and warrants | $						$ 2,812,376	$ 3,538,593
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted						5 years
Number of stock option granted | Option						7,850,000
Stock options exercisable price per share | $ / shares						$ 0.16
Expense from share-based payment transactions on grant of options | $						$ 969,391
Stock Option Plan [Member] | Options One [Member]
Issue of Equity [Line items]
Stock options exercisable price per share | $ / shares						$ 0.16
Number of stock option exercised | Option						6,650,000
Stock Option Plan [Member] | Options Two [Member]
Issue of Equity [Line items]
Stock options exercisable price per share | $ / shares						$ 0.09
Number of stock option exercised | Option						1,200,000
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total								36,980,982
Percentage of beneficially owns, issued and outstanding								41.70%
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total								22,944,444
Percentage of beneficially owns, issued and outstanding								25.87%
Post-consolidation Basis [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | Option						7,850,000
Post-consolidation Basis [Member] | Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total									36,980,982
Percentage of beneficially owns, issued and outstanding									46.93%
Post-consolidation Basis [Member] | Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total									20,000,000
Percentage of beneficially owns, issued and outstanding									25.38%
Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate						0.39%
Expected volatility						121.55%
Percentage of beneficially owns, issued and outstanding						10.00%
Period of options granted						10 years
Bottom of range [member]
Issue of Equity [Line items]
Risk-free interest rate						1.21%
Expected volatility						125.025%
Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Warrant description	Each warrant will entitle the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.09. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per Common Share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Finder's fee paid in common share purchase warrant	588,154
Finder's fee paid in cash | $	$ 41,171
Exercise price of warrant | $ / shares	$ 0.09
Share issuance costs in cash | $	$ 121,249
Fair value of warrants issued | $	$ 734,602
Expected life	2 years
Expected dividend yield	0.00%
Non Brokered Private Placement [Member] | Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate	0.28%
Expected volatility	158.00%
Non Brokered Private Placement [Member] | Bottom of range [member]
Issue of Equity [Line items]
Risk-free interest rate	0.31%
Expected volatility	158.53%
Non Brokered Private Placement [Member] | First Tranche [Member]
Issue of Equity [Line items]
Number of units issued		15,481,077
Price of unit issued | $ / shares		$ 0.07
Total gross proceeds | $		$ 1,083,675
Non Brokered Private Placement [Member] | Second And Final Tranche [Member]
Issue of Equity [Line items]
Number of units issued	5,661,780
Price of unit issued | $ / shares	$ 0.07
Total gross proceeds | $	$ 396,325
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital						100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Number of shares issued						109,833,648	78,792,860
Number of shares outstanding						109,833,648	78,792,860
Share capital | $						$ 89,630,000		$ 89,006,000
Common Stock [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares issued				300,000				88,690,791	78,792,850
Number of shares outstanding								88,690,791	78,792,850
Fair value of common shares issued | $				$ 51,000
Common Stock [Member] | Non-adjusting Events After Reporting Period [Member]
Issue of Equity [Line items]
Number of shares issued					787,928,500
Consolidation of share issued and outstanding description					The Company completed a share consolidation of the Company's issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,860 on a post-consolidation basis.
Common Stock [Member] | Non-adjusting Events After Reporting Period [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding					78,792,860
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued			7,373,265
Price of unit issued | $ / shares			$ 0.18
Exercise price of warrant | $ / shares			$ 0.25
Share issuance costs in cash | $			$ 343,639
Fair value of warrants issued | $			$ 265,217
Number of flow-through common shares			2,224,666
Flow-through common shares price | $ / shares			$ 0.18
Number of common shares in unit			1
Flow-through share premium paid | $			$ 88,987
Share capital | $			311,453
Eligible exploration expenditures | $
Common Stock [Member] | Non Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued | $			$ 21,445
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life			2 years
Expected dividend yield			0.00%
Risk-free interest rate			1.73%
Expected volatility			147.26%
Series 1 Preferred Shares [Member]
Issue of Equity [Line items]
Number of shares outstanding						590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Share capital | $						$ 591,000		$ 591,000
Conversion value of share | $ / shares						$ 1
Factor by which number of shares on conversion is calculated | $ / shares						$ 9.00
Number of votes per share at meeting of holders of preference shares | Int						1
Period from date of issuance when shares become convertible						6 months
Period of notice to convert shares						10 days